Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands, $ in Millions			12 Months Ended
	Aug. 04, 2021 $ / shares	Apr. 01, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other liabilities and provisions
Liabilities, fair value			$ 57.0	$ 12.0
Long term provision term			3 years
Non-current provision for senior management incentive programs			$ 11.0	14.0
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Period following merger after which earnout shares issue period begins	180 days
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares		60,730
Earnout Shares | Other Liabilities
Other liabilities and provisions
Liabilities, fair value			$ 76.0	$ 292.0
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption			0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption			0.50	0.34
Change in valuation of the Public and Private Warrants			$ 216.0	$ (8.0)
Percentage of reasonably possible increase in unobservable input			5.00%
Percentage of reasonably possible decrease in unobservable input			5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 17.0	40.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			17.0	40.0
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.50
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 6
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	19.50
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares	$ 11.50
Warrant exercise period	5 years
AMP Private Warrants | Other Liabilities
Other liabilities and provisions
Warrant liability			$ 7.0	$ 33.0
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption			0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption			0.50	0.34
Change in valuation of the Public and Private Warrants			$ 26.0	$ (8.0)
Percentage of reasonably possible increase in unobservable input			5.00%
Percentage of reasonably possible decrease in unobservable input			5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 1.0	1.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ 1.0	$ 1.0